UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 COMMERCE CAPITAL
                                                            TREASURY OBLIGATIONS
                                                               MONEY MARKET FUND
                                                    JANUARY 31, 2006 (UNAUDITED)
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SCHEDULE OF INVESTMENTS
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U.S TREASURY OBLIGATIONS -- 51.7%
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                                                       FACE
                                                      AMOUNT         VALUE
                                                   ------------  --------------
     U.S. Treasury Bills (A)
       3.692%, 02/02/06                            $100,000,000  $  99,989,753
       3.819%, 02/09/06                             115,000,000    114,902,555
       3.732%, 02/23/06                              30,000,000     29,932,808
       3.822%, 03/30/06                              30,000,000     29,821,875
       4.180%, 05/18/06                              20,000,000     19,758,556
       4.234%, 06/15/06                              30,000,000     29,537,142
       4.306%, 07/06/06                              20,000,000     19,637,042
                                                                 --------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $343,579,731)                                         343,579,731
                                                                 --------------

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REPURCHASE AGREEMENTS -- 48.4%
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     ABN-AMRO,
       4.250%, dated 01/31/06, to be repurchased
       on 02/01/06, repurchase price $12,548,995
       (collateralized by a U.S. Treasury Bill,
       par value $4,480,000,  4.428% (A),
       06/08/06; total market value $4,411,098) (B)  12,547,505     12,547,505
     Credit Suisse First Boston,
       4.370%, dated 01/31/06, to be repurchased
       on 02/01/06, repurchase price $149,268,030
       (collateralized by various U.S. Treasury
       Bills, ranging in par value $257,000-
       $36,047,000, 4.200%-6.841% (A),
       02/02/06-07/27/06; total market value
       $152,235,491)                                149,249,912    149,249,912
     JPMorgan Chase,
       3.250%, dated 01/31/06, to be repurchased
       on 02/01/06, repurchase price $3,011,866
       (collateralized by various U.S. Treasury
       Bills, ranging in par value $4,000-$634,000,
       4.200%-6.841% (A), 02/02/06-07/27/06;
       total market value $3,076,428)                 3,011,594      3,011,594
     Morgan Stanley,
       4.260%, dated 01/31/06, to be repurchased
       on 02/01/06, repurchase price $3,309,232
       (collateralized by a U.S. Treasury Bill,
       par value $3,449,000, 4.479% (A), 07/27/06;
       total market value $3,375,088)                 3,308,841      3,308,841
     UBS Paine Webber,
       4.350%, dated 01/31/06, to be repurchased
       on 02/01/06, repurchase price $153,690,538
       (collateralized by various U.S. Treasury
       Bills, ranging in par value $31,000-
       $42,095,000, 4.200%-6.841% (A), 02/02/06-
       07/27/06; total market value $156,746,851)   153,671,969    153,671,969
                                                                 --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $321,789,821)                                         321,789,821
                                                                 --------------

     TOTAL INVESTMENTS -- 100.1%
       (Cost $665,369,552)+                                      $ 665,369,552
                                                                 ==============

         PERCENTAGES ARE BASED ON NET ASSETS OF $664,551,980.

    (A)  THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
    (B) DUE TO A CUSTODIAL ERROR, AS OF JANUARY 31, 2006 THE REPURCHASE AGREEMENT WAS NOT FULLY COLLATERALIZED. SUBSEQUENT TO JANUARY 31,
         2006 THE REPURCHASE AGREEMENTS HELD BY THE FUND WERE FULLY COLLATERALIZED.
     + FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.
         FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

         COM-QH-002-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            --------------------------
                                            James F. Volk
                                            President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            --------------------------
                                            James F. Volk
                                            President


Date: March 21, 2006

By (Signature and Title)*                   /s/ Michael Lawson
                                            --------------------------
                                            Michael Lawson
                                            Controller & Chief Financial Officer


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.